Equity (Details) - Composition of Share Capital [Member]	Nov. 28, 2023 ₪ / shares shares	Aug. 06, 2023 $ / shares shares	Aug. 06, 2023 ₪ / shares shares	Aug. 22, 2021 ₪ / shares shares
Equity [Line Items]
Issued ordinary shares	1.064572054	1	1	16,666,666
Par value | (per share)	₪ 0.01	$ 5.612	₪ 0.01	₪ 0.01
Increase its authorized share capital	20,000,000	20,000,000	20,000,000
Aggregate amount of ordinary shares	3,161,779
Options to purchase ordinary shares	1,150,275
Stock Split [Member]
Equity [Line Items]
Issued ordinary shares	21,291,441
Ordinary Shares [Member]
Equity [Line Items]
Issued ordinary shares		4,455,000	4,455,000